Debt - Collateralized Loan Obligation by Tranche (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Par Value Issued	$ 29,167	$ 29,167	$ 29,167
Collateralized loan obligations	1,960,090	1,625,498	1,803,185
U.S. Bank National Association | Secured debt
Debt Instrument [Line Items]
Par Value Issued	2,437,924	1,825,201	2,186,563
Par value outstanding	1,977,315	1,639,227	1,822,345
Collateralized loan obligations	300,100	267,100
U.S. Bank National Association | Secured debt | Tranche A Notes - 2018-FL3 Issuer
Debt Instrument [Line Items]
Par Value Issued	286,700	286,700	286,700
Par value outstanding	56,128	161,745	286,700
U.S. Bank National Association | Secured debt | Tranche A-S Notes - 2018-FL3 Issuer
Debt Instrument [Line Items]
Par Value Issued	77,775	77,775	77,775
Par value outstanding	77,775	77,775	77,775
U.S. Bank National Association | Secured debt | Tranche B Notes - 2018-FL3 Issuer
Debt Instrument [Line Items]
Par Value Issued	41,175	41,175	41,175
Par value outstanding	41,175	41,175	41,175
U.S. Bank National Association | Secured debt | Tranche C Notes - 2018-FL3 Issuer
Debt Instrument [Line Items]
Par Value Issued	39,650	39,650	39,650
Par value outstanding	39,650	39,650	39,650
U.S. Bank National Association | Secured debt | Tranche D Notes - 2018-FL3 Issuer
Debt Instrument [Line Items]
Par Value Issued	42,700	42,700	42,700
Par value outstanding	42,700	42,700	42,700
U.S. Bank National Association | Secured debt | Tranche A Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Par Value Issued	416,827	416,827	416,827
Par value outstanding	247,640	416,659	416,827
U.S. Bank National Association | Secured debt | Tranche A-S Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Par Value Issued	73,813	73,813	73,813
Par value outstanding	73,813	73,813	73,813
U.S. Bank National Association | Secured debt | Tranche B Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Par Value Issued	56,446	56,446	56,446
Par value outstanding	56,446	56,446	56,446
U.S. Bank National Association | Secured debt | Tranche C Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Par Value Issued	68,385	68,385	68,385
Par value outstanding	68,385	68,385	68,385
U.S. Bank National Association | Secured debt | Tranche D Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Par Value Issued	57,531	57,531	57,531
Par value outstanding	57,531	57,531	57,531
U.S. Bank National Association | Secured debt | Tranche E Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Par Value Issued	28,223
Par value outstanding	28,223
U.S. Bank National Association | Secured debt | Tranche A Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Par Value Issued	407,025	407,025	407,025
Par value outstanding	407,025	407,025	407,025
U.S. Bank National Association | Secured debt | Tranche A-S Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Par Value Issued	76,950	76,950	76,950
Par value outstanding	76,950	76,950	76,950
U.S. Bank National Association | Secured debt | Tranche B Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Par Value Issued	50,000	50,000	50,000
Par value outstanding	50,000	50,000	50,000
U.S. Bank National Association | Secured debt | Tranche C Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Par Value Issued	61,374	61,374	61,374
Par value outstanding	61,374	61,373	61,374
U.S. Bank National Association | Secured debt | Tranche D Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Par Value Issued	48,600	48,600	48,600
Par value outstanding	5,000	5,000	24,300
U.S. Bank National Association | Secured debt | Tranche E Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Par Value Issued	20,250	20,250	20,250
Par value outstanding	3,000	$ 3,000	$ 20,250
U.S. Bank National Association | Secured debt | Class A Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Par Value Issued	367,500
Par value outstanding	367,500
U.S. Bank National Association | Secured debt | Class A-S Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Par Value Issued	86,625
Par value outstanding	86,625
U.S. Bank National Association | Secured debt | Class B Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Par Value Issued	33,250
Par value outstanding	33,250
U.S. Bank National Association | Secured debt | Class C Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Par Value Issued	41,125
Par value outstanding	41,125
U.S. Bank National Association | Secured debt | Class D Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Par Value Issued	44,625
Par value outstanding	44,625
U.S. Bank National Association | Secured debt | Class E Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Par Value Issued	11,375
Par value outstanding	$ 11,375
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche A Notes - 2018-FL3 Issuer
Debt Instrument [Line Items]
Interest Rate	1.05%	1.05%	1.05%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche A-S Notes - 2018-FL3 Issuer
Debt Instrument [Line Items]
Interest Rate	1.35%	1.35%	1.35%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche B Notes - 2018-FL3 Issuer
Debt Instrument [Line Items]
Interest Rate	1.65%	1.65%	1.65%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche C Notes - 2018-FL3 Issuer
Debt Instrument [Line Items]
Interest Rate	2.55%	2.55%	2.55%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche D Notes - 2018-FL3 Issuer
Debt Instrument [Line Items]
Interest Rate	3.45%	3.45%	3.45%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche A Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Interest Rate	1.05%	1.05%	1.05%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche A-S Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Interest Rate	1.30%	1.30%	1.30%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche B Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Interest Rate	1.60%	1.60%	1.60%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche C Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Interest Rate	2.10%	2.10%	2.10%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche D Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Interest Rate	2.75%	2.75%	2.75%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche E Notes - 2018-FL4 Issuer
Debt Instrument [Line Items]
Interest Rate	3.05%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche A Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Interest Rate	1.15%	1.15%	1.15%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche A-S Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Interest Rate	1.48%	1.48%	1.48%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche B Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Interest Rate	1.40%	1.40%	1.40%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche C Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Interest Rate	2.00%	2.00%	2.00%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche D Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Interest Rate	2.40%	2.40%	2.40%
1M LIBOR | U.S. Bank National Association | Secured debt | Tranche E Notes - 2019-FL5 Issuer
Debt Instrument [Line Items]
Interest Rate	2.85%	2.85%	2.85%
1M LIBOR | U.S. Bank National Association | Secured debt | Class A Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Interest Rate	1.10%
1M LIBOR | U.S. Bank National Association | Secured debt | Class A-S Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Interest Rate	1.30%
1M LIBOR | U.S. Bank National Association | Secured debt | Class B Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Interest Rate	1.60%
1M LIBOR | U.S. Bank National Association | Secured debt | Class C Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Interest Rate	2.05%
1M LIBOR | U.S. Bank National Association | Secured debt | Class D Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Interest Rate	3.00%
1M LIBOR | U.S. Bank National Association | Secured debt | Class E Notes - 2021-FL6 Issuer
Debt Instrument [Line Items]
Interest Rate	3.50%
Collaterized loan obligation
Debt Instrument [Line Items]
Par Value Issued	$ 2,260,235	$ 1,892,616	$ 2,064,601